CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents:
Cash on hand and balances with banks	$ 305.6	$ 207.9
Short-term deposits	269.5	141.1
Total cash and cash equivalents	$ 575.1	$ 349.0	$ 1,025.8